INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2015	2014	2013
PRC	$3,397,483	$(27,612,320)	$(112,313,262)
Others	(7,787,215)	(1,478,999)	(7,656,053)
Total income (loss) before income taxes	$(4,389,732)	$(29,091,319)	$(119,969,315)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2015	2014	2013
Current taxes	$543,944	$4,204	$(105,440)
Deferred taxes	3,761,084	(4,603,763)	1,836,585
Income tax expense (benefit)	$4,305,028	$(4,599,559)	$1,731,145

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2015	2014	2013
PRC statutory tax rate	25%	25%	25%
Computed expected income tax (benefit) expense	$(1,097,433)	$(7,272,830)	$(29,992,329)
Tax rate differential benefit from tax holiday	(1,771,273)	1,753,640	11,616,499
Permanent differences	6,039,892	1,471,243	6,557,923
Increase (decrease) in valuation allowance	601,779	(914,667)	11,622,164
Non-deductible tax loss	532,063	363,055	1,914,013
Other differences	-	-	12,875
Income tax (benefit) expense	$4,305,028	$(4,599,559)	$1,731,145

Schedule of Deferred Tax Assets and Liabilities, Detailed [Table Text Block]
	December 31, 2015		December 31, 2014
	Deferred	Deferred	Deferred	Deferred
	Tax	Tax	Tax	Tax
	Assets	Liabilities	Assets	Liabilities
Allowance for doubtful accounts	$1,810,234	$-	$908,528	$-
Loss carry-forwards	631,424	-	3,852,864	-
Fixed assets	111,803	(221,530)	132,164	(129,317)
Inventory valuation	1,323,187	-	1,163,733	-
Salary payable	16,618	-	31,959	-
Intangible assets	128,183	135,198	20,133	62,366
Gross deferred tax assets and liabilities	4,021,449	(86,332)	6,109,381	(66,951)

Valuation allowance	(3,561,212)	-	(1,839,339)	-

Total deferred tax assets and liabilities	$460,237	$(86,332)	$4,270,042	$(66,951)